Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2025
CDP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Short and long term incentive
Overview	The CDP is an annual cash and equity-based incentive plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP. CDP awards are split into three equal parts - a cash component paid annually, and two awards of deferred rights to receive BHP Group Limited shares subject to service conditions and a holistic review of performance. The two awards of deferred rights are the equivalent value of the CDP cash award, vesting between two and five years respectively. Awards of deferred rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of up to five years.
Vesting conditions	Service conditions only for the two-year award. Vesting of the four-year awards are subject to service and individual performance conditions. Vesting of the five-year awards are subject to a service condition and underpinned by a holistic review of performance encompassing safety and sustainability including climate, financial, corporate governance and conduct at the end of the five-year period.
Vesting period	Between 2 and 5 years
Dividend Equivalent Payment	Yes
Exercise period	None
LTIP and MAP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long term incentive
Overview	The LTIP is a long term incentive plan for Executive KMP and members of the Executive Leadership Team, who are not Executive KMP. Awards are granted annually and delivered in performance rights, which are conditional rights to receive BHP shares. Awards vest after five years, subject to service and performance conditions. The MAP is a long term incentive plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade and generally vest in three years. Awards of share rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of between one and five years.
Vesting conditions	LTIP: Service and performance conditions. From FY2023 BHP’s performance is assessed over the five-year period against the relative Total Shareholder Return (TSR) of two comparator groups - Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (‘Sector Group TSR’) and the MSCI World Index (‘World TSR’). The Sector Group TSR determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively. 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the five-year performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest. Vesting of LTIP awards is underpinned by a holistic performance review of safety, sustainability, financials, corporate governance and conduct at the end of the five-year performance period. MAP: Service conditions only.
Vesting period	LTIP - 5 years MAP - 1 to 5 years
Dividend Equivalent Payment	LTIP - Yes MAP - Varies
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares still held by the participant.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None